Annual Operating Expenses {- Communications Equipment Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 - Communications Equipment Portfolio - Communications Equipment Portfolio-Default
Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.34%
Total annual operating expenses	0.87%